Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2021
Critical accounting estimates and judgments
Critical accounting estimates and judgments
4.	Critical accounting estimates and judgments

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(a)	Loss allowance of receivables

The Group applies the IFRS 9 simplified approach to measure expected credit losses which use a lifetime expected loss allowance and makes loss allowance based on assessments of the recoverability of the trade receivables and contract assets, including the current creditworthiness, the past collection history of each debtor and forward looking information. A considerable amount of judgment is required to estimate the expected loss rates. Where the actual result is different from the original estimate, such difference will impact the carrying value of the trade receivables and contract assets and loss allowances in the year in which such estimate is changed.

4.	Critical accounting estimates and judgments (Continued)
(b)	Recognition of share-based compensation expenses

As mentioned in Note 27, equity-settled share-based compensation plans have been granted to employees and consultants. The Group has used Binomial model to determine the total fair value of the awards, which is to be expensed over the vesting period. Significant estimate on assumptions, such as the fair value of underlying shares, risk-free interest rate, expected volatility, vesting period and dividend yield, is required to be made by the management.

(c)	Fair value of financial instruments with preferred rights

The Group adopted the quoted market price of the Company’s ordinary shares upon IPO on June 19, 2020 to measure the fair value of financial instruments with preferred rights immediately before their conversion into ordinary shares.

Prior to the IPO, the fair value of financial instruments with preferred rights that were not traded in an active market was determined using valuation techniques. The Group used the discounted cash flow method to determine the equity value of the Group and adopted equity allocation model to determine the fair value of the financial instruments with preferred rights. Key assumptions such as discount rate, risk-free interest rate and discount for lack of marketability (“DLOM”) involved the use of significant accounting estimates and judgements.

(d)	Current and deferred income taxes
(i)	Deferred income tax

The Group recognizes deferred tax assets based on estimates that it is probable to generate sufficient taxable profits in the foreseeable future against which the deductible losses will be utilized. The recognition of deferred tax assets mainly involves management’s judgments and estimations about the timing and the amount of taxable profits of the companies which have tax losses.

(ii)	Uncertain tax positions

There are many transactions and events for which the ultimate tax determination is uncertain during the ordinary course of business. Significant judgment is required from the Group in determining the provision for income taxes. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether preferential tax rates, additional taxes, interest or penalties may be due and whether future taxable profits will be available to enable deferred tax assets resulting from deductible temporary differences and tax losses to be recognized. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made.

(e)	Consolidation of VIEs

The Group exercises control over the VIEs and has the right to recognize and receive substantially all the economic benefits through the Contractual Arrangements. The Group considers that it controls the VIEs notwithstanding the fact that it does not hold direct equity interests in the VIEs, as it has power over the VIEs and receives substantially all the economic benefits from the business activities of the VIEs through the Contractual Arrangements. Accordingly, the VIEs and subsidiaries of VIEs are accounted for as controlled structured entities and their financial statements have also been consolidated by the Company.